Summary of Significant Accounting Policies - Summarizes Assets and Liabilities Remeasured at Fair Value Recurring Basis (Details) - USD ($)	May 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Description of assets
Description of liabilities
Level 1 [Member]
Description of assets
Description of liabilities
Level 2 [Member]
Description of assets
Description of liabilities
Level 3 [Member]
Description of assets
Description of liabilities